Document and Entity Information	9 Months Ended
Sep. 30, 2018 shares
Document And Entity Information [Abstract]
Document Period End Date	Sep. 30, 2018
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Current Reporting Status	Yes
Entity Central Index Key	0001333141
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	306,845,456
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Amendment Flag	false